GENERAL ORGANIZATION AND BUSINESS (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		28 Months Ended	34 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
General Organization And Business Details Narrative
Net loss incured	$ (281,989)	$ (96,697)	$ (539,394)	$ (192,716)	$ (827,168)	$ (248,295)	$ (1,213,284)	$ (1,752,678)
Net working capital			$ (22,074)